Accrued Officer and Director Compensation - Schedule of Changes in Accrued Officer and Director Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Accrued officer and director compensation, beginning balance		$ 39,803	$ 39,803
Officer's/director's compensation			40,000	40,000	80,000	$ 130,000
Accrued officer and director compensation, ending balance	$ 59,803		59,803		39,803
Board of Directors Service Agreement [Member]
Accrued officer and director compensation, beginning balance		39,803	39,803
Accrued officer and director compensation, ending balance	59,803		59,803		39,803
Officer and Director [Member]
Accrued officer and director compensation, beginning balance	133,300	113,300	113,300	33,300	33,300
Officer's/director's compensation	20,000	20,000			80,000	40,000
Cash compensation to director						(6,700)
Accrued officer and director compensation, ending balance	153,300	133,300	153,300		113,300	33,300
Officer and Director [Member] | Employment Agreements [Member]
Accrued officer and director compensation, beginning balance
Officer's/director's compensation
Cash compensation to director
Accrued officer and director compensation, ending balance
Officer and Director [Member] | Board of Directors Service Agreement [Member]
Accrued officer and director compensation, beginning balance	133,300	113,300	113,300	$ 33,300	33,300
Officer's/director's compensation	20,000	20,000			80,000	40,000
Cash compensation to director						(6,700)
Accrued officer and director compensation, ending balance	$ 153,300	$ 133,300	$ 153,300		$ 113,300	$ 33,300